TAXES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2021
TAXES PAYABLE
Schedule of taxes payable

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD
Income taxes payable	419,709	—
VAT receivable	(117,336)	(43,361)
Other taxes payable	309	—
Total taxes payable (receivable)	302,682	(43,361)